Portfolio of Investments
Columbia Convertible Securities Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 3.0%
Issuer	Shares	Value ($)
Communication Services 0.6%
Media 0.6%
ViacomCBS, Inc., Class B	350,000	14,847,000
Total Communication Services		14,847,000
Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
Ascent Resources, Class B(a),(b),(c),(d)	10,248,729	2,295,715
Chesapeake Energy Corp.	3,990	210,672
Pioneer Natural Resources Co.	110,000	16,740,900
Total		19,247,287
Total Energy		19,247,287
Information Technology 1.7%
Semiconductors & Semiconductor Equipment 1.7%
Broadcom, Inc.	95,000	44,871,350
Total Information Technology		44,871,350
Total Common Stocks (Cost $46,925,396)		78,965,637

Convertible Bonds(e) 82.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 3.5%
Air Canada(f)
07/01/2025	4.000%	10,500,000	17,416,875
JetBlue Airways Corp.(f)
04/01/2026	0.500%	19,857,000	21,634,201
Southwest Airlines Co.
05/01/2025	1.250%	20,000,000	34,050,000
Spirit Airlines, Inc.
05/15/2026	1.000%	19,800,000	20,221,740
Total			93,322,816
Automotive 2.6%
Ford Motor Co.(f),(g)
03/15/2026	0.000%	25,000,000	27,488,067
Tesla, Inc.
05/15/2024	2.000%	4,000,000	40,200,000
Total			67,688,067
Cable and Satellite 3.0%
Cable One, Inc.(f)
03/15/2028	1.125%	14,000,000	13,867,630
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH Network Corp.
Subordinated
08/15/2026	3.375%	41,950,000	43,292,400
Liberty Broadband Corp.(f)
09/30/2050	2.750%	20,000,000	20,997,409
Total			78,157,439
Consumer Cyclical Services 8.8%
Airbnb, Inc.(f),(g)
03/15/2026	0.000%	27,000,000	25,164,000
Alarm.com Holdings, Inc.(f),(g)
01/15/2026	0.000%	13,000,000	11,830,000
Etsy, Inc.
10/01/2026	0.125%	8,000,000	15,792,000
Fiverr International Ltd.(f),(g)
11/01/2025	0.000%	12,950,000	15,532,230
Liberty TripAdvisor Holdings, Inc.(f)
06/30/2051	0.500%	21,850,000	19,912,277
Lyft, Inc.(f)
05/15/2025	1.500%	12,350,000	20,056,400
Match Group FinanceCo 3, Inc.(f)
01/15/2030	2.000%	19,000,000	34,948,125
RealReal, Inc. (The)(f)
03/01/2028	1.000%	15,000,000	12,994,500
Redfin Corp.(f)
04/01/2027	0.500%	19,750,000	18,723,000
Uber Technologies, Inc.(f),(g)
12/15/2025	0.000%	15,000,000	15,262,500
Zillow Group, Inc.
05/15/2025	2.750%	21,050,000	39,902,906
Total			230,117,938
Consumer Products 1.6%
Callaway Golf Co.
05/01/2026	2.750%	7,000,000	15,386,875
LCI Industries(f)
05/15/2026	1.125%	12,344,000	13,498,164
Winnebago Industries, Inc.
04/01/2025	1.500%	9,000,000	12,133,125
Total			41,018,164
Diversified Manufacturing 2.9%
Bloom Energy Corp.(f)
08/15/2025	2.500%	7,500,000	12,370,543
Columbia Convertible Securities Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2021 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enphase Energy, Inc.(f),(g)
03/01/2026	0.000%	28,000,000	25,508,000
Greenbrier Companies, Inc. (The)(f)
04/15/2028	2.875%	13,018,000	13,812,098
Itron, Inc.(f),(g)
03/15/2026	0.000%	14,000,000	14,183,657
John Bean Technologies Corp.(f)
05/15/2026	0.250%	9,867,000	10,572,491
Total			76,446,789
Electric 0.7%
Sunrun, Inc.(f),(g)
02/01/2026	0.000%	22,000,000	17,943,200
Food and Beverage 1.3%
Beyond Meat, Inc.(f),(g)
03/15/2027	0.000%	19,940,000	19,902,613
Chefs’ Warehouse, Inc. (The)
12/01/2024	1.875%	12,000,000	12,225,600
Chefs’ Warehouse, Inc. (The)(f)
12/01/2024	1.875%	2,000,000	2,041,221
Total			34,169,434
Health Care 5.5%
Accolade, Inc.(f)
04/01/2026	0.500%	12,550,000	15,014,175
CONMED Corp.
02/01/2024	2.625%	8,000,000	12,950,000
DexCom, Inc.
12/01/2023	0.750%	8,000,000	18,010,000
Exact Sciences Corp.
03/01/2028	0.375%	20,000,000	23,000,000
Invacare Corp.
11/15/2024	5.000%	2,257,000	2,175,042
Livongo Health, Inc.(f)
06/01/2025	0.875%	12,350,000	18,172,372
NeoGenomics, Inc.
01/15/2028	0.250%	14,450,000	13,312,062
Novavax, Inc.
02/01/2023	3.750%	7,500,000	10,552,875
Oak Street Health, Inc.(f),(g)
03/15/2026	0.000%	15,000,000	15,440,625
Tandem Diabetes Care, Inc.(f)
05/01/2025	1.500%	16,000,000	17,200,000
Total			145,827,151
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.6%
Chesapeake Energy Escrow(a),(d)
09/15/2026	0.000%	10,200,000	0
EQT Corp.
05/01/2026	1.750%	10,000,000	15,888,000
Total			15,888,000
Leisure 3.6%
NCL Corp., Ltd.(f)
08/01/2025	5.375%	24,000,000	46,320,000
Royal Caribbean Cruises Ltd(f)
06/15/2023	4.250%	32,500,000	47,385,000
Total			93,705,000
Media and Entertainment 3.2%
fuboTV, Inc.(f)
02/15/2026	3.250%	18,000,000	15,817,500
Magnite, Inc.(f)
03/15/2026	0.250%	15,000,000	12,769,500
Snap, Inc.
08/01/2026	0.750%	13,050,000	36,075,094
Zynga, Inc.(f),(g)
12/15/2026	0.000%	18,000,000	19,395,000
Total			84,057,094
Metals and Mining 1.8%
Allegheny Technologies, Inc.(f)
06/15/2025	3.500%	9,000,000	15,744,600
Ivanhoe Mines Ltd.(f)
04/15/2026	2.500%	14,000,000	17,080,000
Livent Corp.(f)
07/15/2025	4.125%	6,000,000	14,475,000
Total			47,299,600
Other Financial Institutions 1.0%
MP Materials Corp.(f)
04/01/2026	0.250%	13,860,000	12,691,152
Repay Holdings Corp.(f),(g)
02/01/2026	0.000%	14,000,000	13,518,750
Total			26,209,902
Other Industry 1.8%
Chegg, Inc.
03/15/2025	0.125%	13,000,000	20,689,500
K12, Inc.(f)
09/01/2027	1.125%	14,000,000	12,203,800

2	Columbia Convertible Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2021 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
KBR, Inc.
11/01/2023	2.500%		8,000,000	13,236,000
Total				46,129,300
Other REIT 0.5%
Pebblebrook Hotel Trust
12/15/2026	1.750%		13,000,000	14,300,000
Pharmaceuticals 7.6%
Aerie Pharmaceuticals, Inc.
10/01/2024	1.500%		14,000,000	13,841,887
Apellis Pharmaceuticals, Inc.
09/15/2026	3.500%		8,000,000	13,285,000
Bridgebio Pharma, Inc.(f)
02/01/2029	2.250%		15,000,000	13,967,418
Canopy Growth Corp.(f)
07/15/2023	4.250%	CAD	13,000,000	11,258,847
Clovis Oncology, Inc.
05/01/2025	1.250%		21,000,000	15,358,336
Esperion Therapeutics, Inc.(f)
11/15/2025	4.000%		15,900,000	13,029,088
Guardant Health, Inc.(f),(g)
11/15/2027	0.000%		12,850,000	14,319,719
Halozyme Therapeutics, Inc.(f)
03/01/2027	0.250%		20,000,000	17,825,000
Insmed, Inc.
06/01/2028	0.750%		26,650,000	26,600,031
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%		15,000,000	13,414,028
05/15/2026	2.000%		8,000,000	5,201,943
Jazz Investments I Ltd.(f)
06/15/2026	2.000%		13,000,000	17,403,750
Kadmon Holdings, Inc.(f)
02/15/2027	3.625%		14,850,000	12,848,646
Radius Health, Inc.
09/01/2024	3.000%		12,000,000	11,178,589
Total				199,532,282
Restaurants 0.5%
Shake Shack, Inc.(f),(g)
03/01/2028	0.000%		15,000,000	13,681,930
Retail REIT 0.5%
Kite Realty Group LP(f)
04/01/2027	0.750%		12,500,000	12,632,500
Retailers 4.3%
American Eagle Outfitters, Inc.
04/15/2025	3.750%		2,500,000	10,307,813
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Burlington Stores, Inc.
04/15/2025	2.250%	12,500,000	19,937,500
Dick’s Sporting Goods, Inc.
04/15/2025	3.250%	5,000,000	14,375,000
Guess?, Inc.
04/15/2024	2.000%	12,000,000	15,877,500
Under Armour, Inc.(f)
06/01/2024	1.500%	7,500,000	15,148,721
Wayfair, Inc.
08/15/2026	1.000%	18,000,000	38,655,000
Total			114,301,534
Technology 26.8%
1Life Healthcare, Inc.(f)
06/15/2025	3.000%	10,500,000	12,036,150
2U, Inc.
05/01/2025	2.250%	6,500,000	9,701,250
Akamai Technologies, Inc.
09/01/2027	0.375%	20,000,000	22,920,000
Atlassian, Inc.
05/01/2023	0.625%	5,000,000	14,268,750
Avaya Holdings Corp.
06/15/2023	2.250%	11,000,000	13,491,500
Bandwidth, Inc.(f)
04/01/2028	0.500%	17,500,000	16,590,000
Bentley Systems, Inc.(f)
01/15/2026	0.125%	12,000,000	13,488,000
Bill.com Holdings, Inc.(f),(g)
12/01/2025	0.000%	16,000,000	19,010,000
Blackline, Inc.(f),(g)
03/15/2026	0.000%	20,000,000	18,975,000
Box, Inc.(f),(g)
01/15/2026	0.000%	12,000,000	13,545,600
Coupa Software, Inc.(f)
06/15/2026	0.375%	34,000,000	36,996,250
Datadog, Inc.(f)
06/15/2025	0.125%	12,000,000	14,730,000
Dropbox, Inc.(f),(g)
03/01/2028	0.000%	25,000,000	25,562,500
Envestnet, Inc.(f)
08/15/2025	0.750%	14,000,000	13,668,200
Everbridge, Inc.(f),(g)
03/15/2026	0.000%	15,000,000	14,456,250
Fastly, Inc.(f),(g)
03/15/2026	0.000%	21,000,000	18,226,957
IMAX Corp.(f)
04/01/2026	0.500%	12,900,000	13,448,250

Columbia Convertible Securities Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2021 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LivePerson, Inc.(f),(g)
12/15/2026	0.000%	14,000,000	14,008,400
Lumentum Holdings, Inc.
12/15/2026	0.500%	17,000,000	18,322,080
MACOM Technology Solutions Holdings, Inc.(f)
03/15/2026	0.250%	19,864,000	20,161,960
Microchip Technology, Inc.
Junior Subordinated
02/15/2037	2.250%	7,000,000	16,362,500
MicroStrategy, Inc.(f),(g)
02/15/2027	0.000%	18,000,000	13,005,000
MongoDB, Inc.
01/15/2026	0.250%	12,000,000	18,360,000
Okta, Inc.(f)
06/15/2026	0.375%	25,000,000	29,296,875
Omnicell, Inc.(f)
09/15/2025	0.250%	8,500,000	12,788,250
ON Semiconductor Corp.(f),(g)
05/01/2027	0.000%	12,361,000	12,948,148
Palo Alto Networks, Inc.(f)
06/01/2025	0.375%	36,000,000	48,294,000
RingCentral, Inc.(f),(g)
03/15/2026	0.000%	24,700,000	24,190,562
ServiceNow, Inc.(g)
06/01/2022	0.000%	3,000,000	10,523,952
Shift4 Payments, Inc.(f),(g)
12/15/2025	0.000%	16,900,000	22,815,845
Shopify, Inc.
11/01/2025	0.125%	10,000,000	12,012,500
SMART Global Holdings, Inc.
02/15/2026	2.250%	11,000,000	15,021,600
Splunk, Inc.(f)
06/15/2027	1.125%	37,000,000	33,947,500
Square, Inc.
03/01/2025	0.125%	27,000,000	51,350,625
Teradyne, Inc.
12/15/2023	1.250%	3,000,000	12,553,125
Verint Systems, Inc.(f)
04/15/2026	0.250%	13,860,000	13,704,852
Zscaler, Inc.(f)
07/01/2025	0.125%	9,850,000	14,218,475
Total			705,000,906
Total Convertible Bonds (Cost $1,808,145,769)			2,157,429,046
Convertible Preferred Stocks 14.6%
Issuer		Shares	Value ($)
Communication Services 1.1%
Diversified Telecommunication Services 1.1%
2020 Cash Mandatory Exchangeable Trust(f)	5.250%	24,000	29,591,520
Total Communication Services			29,591,520
Consumer Discretionary 1.3%
Auto Components 0.8%
Aptiv PLC	5.500%	125,000	21,233,750
Internet & Direct Marketing Retail 0.5%
2020 Mandatory Exchangeable Trust(f)	6.500%	7,500	12,708,000
Total Consumer Discretionary			33,941,750
Financials 0.9%
Capital Markets 0.9%
KKR & Co., Inc.	6.000%	300,000	22,293,000
Total Financials			22,293,000
Health Care 3.4%
Health Care Equipment & Supplies 2.7%
Becton Dickinson and Co.	6.000%	250,000	13,630,000
Boston Scientific Corp.	5.500%	120,000	13,669,200
Danaher Corp.	4.750%	25,000	43,298,000
Total			70,597,200
Life Sciences Tools & Services 0.7%
Avantor, Inc.	6.250%	200,000	19,932,000
Total Health Care			90,529,200
Industrials 1.2%
Construction & Engineering 0.5%
Fluor Corp.	6.500%	12,350	13,063,830
Machinery 0.7%
Stanley Black & Decker, Inc.	5.250%	150,000	18,964,500
Total Industrials			32,028,330
Information Technology 1.3%
Electronic Equipment, Instruments & Components 0.6%
II-VI, Inc.	6.000%	60,000	17,017,200
IT Services 0.7%
Sabre Corp.	6.500%	100,000	17,510,000
Total Information Technology			34,527,200

4	Columbia Convertible Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2021 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
QTS Realty Trust, Inc.	6.500%	85,000	12,117,600
Total Real Estate			12,117,600
Utilities 4.9%
Electric Utilities 2.6%
American Electric Power Co., Inc.	6.125%	380,000	19,129,200
NextEra Energy, Inc.	6.219%	1,000,000	48,380,000
Total			67,509,200
Multi-Utilities 2.3%
DTE Energy Co.	6.250%	600,000	30,630,000
NiSource, Inc.	7.750%	277,200	29,502,396
Total			60,132,396
Total Utilities			127,641,596
Total Convertible Preferred Stocks (Cost $317,430,407)			382,670,196
Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Chesapeake Energy Corp.(b)	7,528	165,616
Total Energy		165,616
Total Warrants (Cost $131,740)		165,616

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(h),(i)	5,197,319	5,196,800
Total Money Market Funds (Cost $5,196,790)		5,196,800
Total Investments in Securities (Cost: $2,177,830,102)		2,624,427,295
Other Assets & Liabilities, Net		2,179,298
Net Assets		2,626,606,593

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2021, the total value of these securities amounted to $2,295,715, which represents 0.09% of total net assets.
(b)	Non-income producing investment.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At May 31, 2021, the total market value of these securities amounted to $2,295,715, which represents 0.09% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014—11/15/2016	10,248,729	358,011	2,295,715

(d)	Valuation based on significant unobservable inputs.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2021, the total value of these securities amounted to $1,373,414,838, which represents 52.29% of total net assets.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	37,266,947	212,356,124	(244,426,271)	—	5,196,800	—	1,754	5,197,319
Columbia Convertible Securities Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2021 (Unaudited)
Currency Legend
CAD	Canada Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Convertible Securities Fund | Quarterly Report 2021

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1QT134_02_L01_(07/21)